                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07243

Morgan Stanley Balanced Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003


Item 1 Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended July 31, 2003

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JULY 31, 2003

               CLASS A            CLASS B            CLASS C            CLASS D
                 5.56%              5.19%              5.18%              5.68%

                                                  LEHMAN
                                                 BROTHERS
               RUSSELL                             U.S.                   LIPPER
            1000 VALUE        S&P 500           GOVERNMENT/               INCOME
              INDEX(1)        INDEX(2)        CREDIT INDEX(3)     FUNDS INDEX(4)
                16.04%             16.79%              0.82%               7.90%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do no reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

At the start of the six-month period ended July 31, 2003, the equity markets were plagued by concerns over the near-term future path of the economy and uncertainty about the possibility of war in Iraq. Traditionally defensive sectors outperformed in this environment as investors favored their perceived safety. From March through July, however, the equity market rallied sharply as investors began to perceive the beneficial effects of accommodative monetary and fiscal policy on economic results and corporate earnings. The defensive sectors and securities that had led the market during the bear market period fell behind more cyclical sectors as investors' expectations for the economy improved.

Bonds performed strongly through much of the equity rally. In June, however, signs of economic growth led investors to fear that interest rates were unsustainably low. Bond prices (which move in opposition to yields) fell sharply through the end of the period as investors allocated assets out of the debt markets. These shifts were reflected in the yield on the 10-year Treasury bond. After declining sharply from May through mid-June, to 3.11 percent, it backed up to 4.41 percent at the end of July.

PERFORMANCE ANALYSIS

The performance of the Fund's fixed-income portion was mixed. With rates at historically low levels, our analysis indicated that the Treasury yield curve appeared to be priced as if the U.S. economy would remain well below full employment level for five years, and somewhat below full employment for a decade. We believed this assessment to be unduly pessimistic in light of the potential for the economy's return to positive growth. Given that such a return would be likely to result in interest rates rising, we kept the Fund's interest-rate sensitivity below that of its benchmark, which caused it to lag as interest rates fell. This position became a net positive, however, when interest rates soared in the last weeks of the period.

On the equity side, the Fund's overweighting in energy detracted from performance relative to the Russell 1000 Value Index, because energy did not participate as fully as other sectors in the rally. We remain confident in the Fund's overweighted stance, however, because we consider the portfolio's energy holdings to be favorably valued.

Strong performance in segments of the Fund's equity portfolio contributed positively to its performance. Stock selection in the consumer discretionary sector was a case in point. Many of these securities presented compelling values and appreciated strongly from their relatively low valuations at the beginning of the period. The Fund's investments in health care, including select pharmaceutical and health-care services holdings, also contributed positively to performance.

   TOP 10 HOLDINGS
   U.S. Treasury Securities                            20.8%
   Fed. Home Ln. Mtge Corp.                             9.4%
   Fed. Natl. Mtge. Assoc.                              9.3%
   Bristol Myers Squibb                                 1.7%
   Bank of America Corp.                                1.2%
   Chubb Corp.                                          1.0%
   Schlumberger LTD.                                    0.9%
   AOL Time Warner                                      0.9%
   BP PLC-ADR                                           0.9%
   J.P. Morgan Chase                                    0.8%

   TOP FIVE INDUSTRIES
   Common Stocks                                       33.8%
   U.S. Government Agencies                            20.6%
   Mortgage-Backed Securities                          18.9%
   Corporate Bonds                                     18.2%
   Short Term                                          16.6%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

- TYPICALLY, MORGAN STANLEY BALANCED INCOME FUND WILL INVEST AT LEAST 60% OF ITS ASSETS IN INVESTMENT-GRADE CORPORATE DEBT SECURITIES, BANK OBLIGATIONS, INVESTMENT-GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, INVESTMENT-GRADE ASSET-BACKED SECURITIES, AND U.S. GOVERNMENT SECURITIES.

- THE FUND WILL ALSO NORMALLY INVEST AT LEAST 25% OF ITS ASSETS IN THE COMMON STOCKS OF COMPANIES THAT HAVE A RECORD OF PAYING DIVIDENDS AND, IN THE OPINION OF THE FUND'S MANAGER, HAVE THE POTENTIAL FOR INCREASING DIVIDENDS AND INVEST IN SECURITIES CONVERTIBLE INTO STOCK.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2003

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/28/97)         (since 03/28/95)          (since 07/28/97)
   SYMBOL                              BINAX                     BINBX                    BINCX                    BINDX
   1 YEAR                               4.17%(5)                  3.41%(5)                 3.40%(5)                 4.42%(5)
                                       (1.30)(6)                 (1.59)(6)                 2.40(6)
   5 YEARS                              4.29(5)                   3.47(5)                  3.47(5)                  4.49(5)
                                        3.17(6)                   3.14(6)                  3.47(6)
   SINCE INCEPTION                      5.00(5)                   4.18(5)                  7.11(5)                  5.22(5)
                                        4.06(6)                   4.18(6)                  7.11(6)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4) The Lipper Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(5) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Common Stocks (33.8%)
            Advertising/Marketing Services (0.2%)
  36,120    Interpublic Group of Companies, Inc.*.......................  $   498,456
                                                                          -----------

            Aerospace & Defense (0.2%)
  16,710    Raytheon Co. ...............................................      512,997
                                                                          -----------

            Auto Parts: O.E.M. (0.5%)
  14,690    Magna International Inc. (Class A) (Canada).................    1,117,615
                                                                          -----------

            Beverages: Non-Alcoholic (0.2%)
  10,920    Coca-Cola Co. (The).........................................      491,072
                                                                          -----------

            Chemicals: Agricultural (0.2%)
  16,410    Monsanto Co. ...............................................      377,430
                                                                          -----------

            Chemicals: Major Diversified (0.7%)
  22,430    Dow Chemical Co. (The)......................................      791,779
  13,750    Du Pont (E.I.) de Nemours & Co. ............................      604,175
                                                                          -----------
                                                                            1,395,954
                                                                          -----------
            Computer Processing Hardware (0.4%)
  40,580    Hewlett-Packard Co. ........................................      859,079
                                                                          -----------

            Containers/Packaging (0.5%)
  22,520    Temple-Inland Inc. .........................................    1,044,703
                                                                          -----------

            Contract Drilling (0.6%)
  26,240    ENSCO International Inc. ...................................      657,837
  34,290    Transocean Inc.*............................................      671,055
                                                                          -----------
                                                                            1,328,892
                                                                          -----------
            Data Processing Services (0.6%)
  22,760    Automatic Data Processing, Inc. ............................      843,941
   9,030    Computer Sciences Corp.*....................................      366,347
                                                                          -----------
                                                                            1,210,288
                                                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Discount Stores (0.7%)
  12,720    Target Corp. ...............................................  $   487,430
  18,060    Wal-Mart Stores, Inc. ......................................    1,009,735
                                                                          -----------
                                                                            1,497,165
                                                                          -----------
            Electric Utilities (1.6%)
  11,900    Edison International*.......................................      195,279
  26,310    Entergy Corp. ..............................................    1,355,228
  13,010    Exelon Corp. ...............................................      747,685
  25,680    PPL Corp. ..................................................    1,016,671
                                                                          -----------
                                                                            3,314,863
                                                                          -----------
            Financial Conglomerates (2.0%)
  35,290    Citigroup Inc. .............................................    1,580,992
  47,080    J.P. Morgan Chase & Co. ....................................    1,650,154
  24,590    Prudential Financial, Inc. .................................      874,912
                                                                          -----------
                                                                            4,106,058
                                                                          -----------
            Financial Publishing/Services (0.5%)
  50,430    Equifax, Inc. ..............................................    1,174,515
                                                                          -----------

            Food: Major Diversified (0.3%)
  14,460    PepsiCo, Inc. ..............................................      666,172
                                                                          -----------

            Hospital/Nursing Management (0.3%)
  40,600    Tenet Healthcare Corp.*.....................................      559,468
                                                                          -----------

            Hotels/Resorts/Cruiselines (1.1%)
  73,280    Hilton Hotels Corp. ........................................    1,069,888
  39,530    Starwood Hotels & Resorts Worldwide, Inc. ..................    1,288,678
                                                                          -----------
                                                                            2,358,566
                                                                          -----------
            Household/Personal Care (0.7%)
  24,840    Kimberly-Clark Corp. .......................................    1,202,256
   2,130    Procter & Gamble Co. (The)..................................      187,163
                                                                          -----------
                                                                            1,389,419
                                                                          -----------
            Industrial Conglomerates (1.2%)
   5,510    3M Co. .....................................................      772,502
  18,270    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda).................      990,965
  16,870    Textron, Inc. ..............................................      732,495
                                                                          -----------
                                                                            2,495,962
                                                                          -----------

                       See Notes to Financial Statements
 6

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Industrial Machinery (0.3%)
  14,100    Parker-Hannifin Corp. ......................................  $   650,010
                                                                          -----------

            Information Technology Services (0.2%)
  22,390    Electronic Data Systems Corp. ..............................      498,625
                                                                          -----------

            Integrated Oil (2.1%)
  45,780    BP PLC (ADR) (United Kingdom)...............................    1,902,159
  16,510    ConocoPhillips..............................................      864,133
  43,630    Exxon Mobil Corp. ..........................................    1,552,355
                                                                          -----------
                                                                            4,318,647
                                                                          -----------
            Investment Banks/Brokers (1.1%)
  26,080    Edwards (A.G.), Inc. .......................................      964,699
  24,230    Merrill Lynch & Co., Inc. ..................................    1,317,385
                                                                          -----------
                                                                            2,282,084
                                                                          -----------
            Life/Health Insurance (0.3%)
  19,780    MetLife, Inc. ..............................................      548,302
                                                                          -----------

            Major Banks (2.4%)
  29,750    Bank of America Corp. ......................................    2,456,457
  17,610    FleetBoston Financial Corp. ................................      547,495
  29,620    PNC Financial Services Group, Inc. .........................    1,449,899
  14,750    Wachovia Corp. .............................................      644,427
                                                                          -----------
                                                                            5,098,278
                                                                          -----------
            Major Telecommunications (1.4%)
  49,060    SBC Communications Inc. ....................................    1,146,042
  65,410    Sprint Corp. (FON Group)....................................      923,589
  23,720    Verizon Communications Inc. ................................      826,879
                                                                          -----------
                                                                            2,896,510
                                                                          -----------
            Managed Health Care (0.4%)
  13,540    Aetna Inc. .................................................      834,335
                                                                          -----------

            Media Conglomerates (1.6%)
 126,650    AOL Time Warner Inc.*.......................................    1,954,209
  65,490    Disney (Walt) Co. (The).....................................    1,435,541
                                                                          -----------
                                                                            3,389,750
                                                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Medical Specialties (0.4%)
  18,440    Bausch & Lomb, Inc. ........................................  $   779,459
                                                                          -----------

            Motor Vehicles (0.3%)
  35,500    Honda Motor Co., Ltd. (ADR) (Japan).........................      701,480
                                                                          -----------

            Multi-Line Insurance (0.9%)
  26,770    Hartford Financial Services Group, Inc. (The)...............    1,397,126
  13,700    Safeco Corp. ...............................................      510,051
                                                                          -----------
                                                                            1,907,177
                                                                          -----------
            Oil & Gas Production (0.6%)
  14,350    Anadarko Petroleum Corp. ...................................      628,530
  18,230    EOG Resources, Inc. ........................................      706,959
                                                                          -----------
                                                                            1,335,489
                                                                          -----------
            Oil Refining/Marketing (0.3%)
  15,310    Valero Energy Corp. ........................................      557,284
                                                                          -----------

            Oilfield Services/Equipment (1.0%)
  44,970    Schlumberger Ltd. ..........................................    2,026,798
                                                                          -----------

            Other Metals/Minerals (0.5%)
  23,010    Phelps Dodge Corp.*.........................................      970,792
                                                                          -----------

            Packaged Software (0.6%)
  44,260    Microsoft Corp. ............................................    1,168,464
                                                                          -----------

            Pharmaceuticals: Major (3.2%)
 134,470    Bristol-Myers Squibb Co. ...................................    3,523,114
   7,370    Johnson & Johnson...........................................      381,692
  21,746    Pfizer Inc. ................................................      725,447
  12,470    Roche Holdings Ltd (ADR) (Switzerland)......................    1,041,869
  60,450    Schering-Plough Corp. ......................................    1,026,441
                                                                          -----------
                                                                            6,698,563
                                                                          -----------
            Precious Metals (0.4%)
  24,230    Newmont Mining Corp. .......................................      874,703
                                                                          -----------

                       See Notes to Financial Statements
 8

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            Property - Casualty Insurers (1.6%)
  33,570    Chubb Corp. (The)...........................................  $ 2,175,336
  77,144    Travelers Property Casualty Corp. (Class A).................    1,249,733
                                                                          -----------
                                                                            3,425,069
                                                                          -----------
            Railroads (0.9%)
  65,320    Norfolk Southern Corp. .....................................    1,256,104
  11,040    Union Pacific Corp. ........................................      672,778
                                                                          -----------
                                                                            1,928,882
                                                                          -----------
            Restaurants (0.5%)
  43,270    McDonald's Corp. ...........................................      995,643
                                                                          -----------

            Tobacco (0.3%)
  16,680    Altria Group, Inc. .........................................      667,367
                                                                          -----------
            Total Common Stocks (Cost $60,443,571)......................   70,952,385
                                                                          -----------

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE
---------                                                               ------   --------
            Corporate Bonds (18.2%)
            Aerospace & Defense (0.8%)
 $   180    Boeing Co. ...............................................  6.625%   02/15/38        173,282
     105    Goodrich Corp. ...........................................  7.625    12/15/12        114,095
     240    Lockheed Martin Corp. ....................................  7.75     05/01/26        271,843
     235    Lockheed Martin Corp. ....................................  8.50     12/01/29        288,314
     235    Raytheon Co. .............................................  8.30     03/01/10        274,089
     439    Systems 2001 Asset Trust - 144A**.........................  6.664    09/15/13        490,646
                                                                                            ------------
                                                                                               1,612,269
                                                                                            ------------
            Airlines (0.4%)
     272    American West Airlines....................................  7.10     04/02/21        278,389
      48    Continental Airlines, Inc. ...............................  6.648    03/15/19         44,975
     345    Continental Airlines, Inc. ...............................  6.90     07/02/19        325,193
      48    Continental Airlines, Inc. ...............................  6.545    08/02/20         45,226
     170    Southwest Airlines Co. ...................................  5.496    11/01/06        180,171
                                                                                            ------------
                                                                                                 873,954
                                                                                            ------------
            Broadcasting (0.2%)
     415    Clear Channel Communications, Inc. .......................  7.65     09/15/10        474,818
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Building Products (0.1%)
 $   110    Celulosa Arauco Constitution S.A. - 144A** (Chile)........  5.125%   07/09/13   $    103,030
      95    Masco Corp. ..............................................  6.50     08/15/32         94,262
                                                                                            ------------
                                                                                                 197,292
                                                                                            ------------
            Cable/Satellite TV (0.6%)
     500    Comcast Corp. ............................................  6.50     01/15/15        521,385
     290    Cox Communications, Inc. .................................  7.125    10/01/12        323,957
     250    Liberty Media Corp. ......................................  5.70     05/15/13        232,620
     105    TCI Communications, Inc. .................................  7.875    02/15/26        114,327
                                                                                            ------------
                                                                                               1,192,289
                                                                                            ------------
            Chemicals: Agricultural (0.1%)
     155    Monsanto Co. .............................................  7.375    08/15/12        174,519
                                                                                            ------------

            Containers/Packaging (0.1%)
     205    Sealed Air Corp - 144A**..................................  5.625    07/15/13        196,034
                                                                                            ------------

            Department Stores (0.5%)
      50    Federated Department Stores, Inc. ........................  6.625    09/01/08         54,940
     110    Federated Department Stores, Inc. ........................  7.00     02/15/28        113,137
     360    Federated Department Stores, Inc. ........................  6.90     04/01/29        366,057
      80    May Department Stores Co., Inc. ..........................  5.95     11/01/08         84,389
     335    May Department Stores Co., Inc. ..........................  6.70     09/15/28        325,421
     100    May Department Stores Co., Inc. ..........................  7.875    03/01/30        110,407
      60    May Department Stores Co., Inc. ..........................  6.90     01/15/32         59,519
                                                                                            ------------
                                                                                               1,113,870
                                                                                            ------------
            Drugstore Chains (0.1%)
     290    CVS Corp. ................................................  5.625    03/15/06        312,251
                                                                                            ------------

            Electric Utilities (0.9%)
     145    Appalachian Power Co. (Series H)..........................  5.95     05/15/33        130,379
     145    Cincinnati Gas & Electric Co. ............................  5.70     09/15/12        150,385
     105    Cincinnati Gas & Electric Co. (Series A)..................  5.40     06/15/33         91,602
     130    Cincinnati Gas & Electric Co. (Series B)..................  5.375    06/15/33        112,979
      95    Columbus Southern Power Co.- 144A**.......................  6.60     03/01/33         95,785
     270    Constellation Energy Group, Inc. .........................  7.60     04/01/32        290,234
      65    Detroit Edison Co. .......................................  6.125    10/01/10         68,987
     120    Detroit Edison Co. .......................................  6.35     10/15/32        119,827
     200    Duke Energy Corp. ........................................  4.50     04/01/10        197,863
     150    Exelon Corp. .............................................  6.75     05/01/11        165,164

                       See Notes to Financial Statements
 10

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
 $    70    Florida Power & Light Co. ................................  4.85 %   02/01/13   $     69,577
     135    Ohio Power Co. - 144A**...................................  6.60     02/15/33        136,129
     165    Public Service Electric & Gas Co. ........................  5.00     01/01/13        162,168
      85    South Carolina Electric & Gas Co. ........................  5.30     05/15/33         75,082
      35    Wisconsin Electric Power Co. .............................  5.625    05/15/33         32,216
      65    Wisconsin Energy Corp. ...................................  6.20     04/01/33         62,774
                                                                                            ------------
                                                                                               1,961,151
                                                                                            ------------
            Electrical Products (0.1%)
     240    Cooper Industries Inc. ...................................  5.25     07/01/07        252,588
                                                                                            ------------

            Environmental Services (0.1%)
     170    Waste Management, Inc. ...................................  6.875    05/15/09        188,484
                                                                                            ------------

            Finance/Rental/Leasing (1.1%)
     265    American General Finance Corp. ...........................  5.875    07/14/06        287,397
     385    Countrywide Home Loans, Inc. .............................  3.25     05/21/08        372,174
     315    Ford Motor Credit Co. ....................................  7.25     10/25/11        311,808
     105    Household Finance Corp. ..................................  6.40     06/17/08        115,203
     225    Household Finance Corp. ..................................  6.75     05/15/11        246,120
     105    Household Finance Corp. ..................................  6.375    10/15/11        112,190
     135    International Lease Finance Corp. ........................  3.75     08/01/07        135,127
     435    MBNA Corp. ...............................................  6.125    03/01/13        450,005
     235    Prime Property Funding II - 144A**........................  7.00     08/15/04        246,959
                                                                                            ------------
                                                                                               2,276,983
                                                                                            ------------
            Financial Conglomerates (2.2%)
     500    Associates Corp. of North America.........................  6.25     11/01/08        552,551
      55    Boeing Capital Corp. .....................................  5.75     02/15/07         58,679
     235    Boeing Capital Corp. .....................................  6.10     03/01/11        243,758
      70    Boeing Capital Corp. .....................................  6.50     02/15/12         73,599
     125    Chase Manhattan Corp. ....................................  6.00     02/15/09        134,626
      50    Chase Manhattan Corp. ....................................  7.00     11/15/09         55,556
     185    Citigroup Inc. ...........................................  5.625    08/27/12        188,773
     670    General Electric Capital Corp. ...........................  6.75     03/15/32        702,352
     135    General Motors Acceptance Corp. ..........................  4.50     07/15/06        135,256
     570    General Motors Acceptance Corp. ..........................  6.875    09/15/11        556,872
     695    General Motors Acceptance Corp. ..........................  8.00     11/01/31        641,263
     570    Prudential Holdings, LLC (Series C)  - 144A**.............  8.695    12/18/23        664,141
     635    Prudential Holdings, LLC (Series B) (FSA) - 144A**........  7.245    12/18/23        684,524
                                                                                            ------------
                                                                                               4,691,950
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Food Retail (0.5%)
 $   190    Albertson's, Inc. ........................................  7.45 %   08/01/29   $    198,299
     195    Albertson's, Inc. ........................................  7.50     02/15/11        218,308
     150    Kroger Co. ...............................................  6.80     04/01/11        162,677
     345    Kroger Co. ...............................................  7.70     06/01/29        378,454
     110    Kroger Co. ...............................................  8.00     09/15/29        124,686
                                                                                            ------------
                                                                                               1,082,424
                                                                                            ------------
            Food: Major Diversified (0.2%)
      80    General Mills Inc. .......................................  3.875    11/30/07         80,902
     115    Kraft Foods Inc. .........................................  5.25     06/01/07        120,487
      45    Kraft Foods Inc. .........................................  5.625    11/01/11         45,453
     230    Kraft Foods Inc. .........................................  6.25     06/01/12        240,763
                                                                                            ------------
                                                                                                 487,605
                                                                                            ------------
            Forest Products (0.2%)
     110    Weyerhaeuser Co. .........................................  6.125    03/15/07        118,680
     375    Weyerhaeuser Co. .........................................  6.75     03/15/12        399,471
                                                                                            ------------
                                                                                                 518,151
                                                                                            ------------
            Gas Distributors (0.2%)
     230    Consolidated Natural Gas Co. .............................  6.25     11/01/11        247,867
     120    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)...  8.294    03/15/14        135,600
     125    Sempra Energy.............................................  6.00     02/01/13        129,292
                                                                                            ------------
                                                                                                 512,759
                                                                                            ------------
            Home Building (0.2%)
      50    Centex Corp. .............................................  7.875    02/01/11         57,181
      90    Centex Corp. .............................................  7.50     01/15/12        101,506
     210    Pulte Homes, Inc. ........................................  6.375    05/15/33        189,786
                                                                                            ------------
                                                                                                 348,473
                                                                                            ------------
            Home Furnishings (0.1%)
      95    Mohawk Industries Inc. ...................................  7.20     04/15/12        104,447
                                                                                            ------------

            Home Improvement Chains (0.1%)
     225    Lowe's Companies, Inc. ...................................  8.25     06/01/10        271,487
                                                                                            ------------

            Hotels/Resorts/Cruiselines (0.4%)
     230    Hyatt Equities LLC - 144A**...............................  6.875    06/15/07        233,356
     580    Marriott International, Inc. (Series E)...................  7.00     01/15/08        640,094
                                                                                            ------------
                                                                                                 873,450
                                                                                            ------------

                       See Notes to Financial Statements
 12

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Industrial Conglomerates (0.3%)
 $   455    Honeywell International, Inc. ............................  6.125%   11/01/11   $    487,592
     195    Hutchinson Whampoa International Ltd. - 144A** (Virgin
              Islands)................................................  6.50     02/13/13        194,313
                                                                                            ------------
                                                                                                 681,905
                                                                                            ------------
            Information Technology Services (0.1%)
      25    Electronic Data Systems Corp. ............................  7.125    10/15/09         26,375
     145    Electronic Data Systems Corp. - 144A**....................  6.00     08/01/13        135,611
                                                                                            ------------
                                                                                                 161,986
                                                                                            ------------
            Integrated Oil (0.5%)
     110    Amerada Hess Corp. .......................................  6.65     08/15/11        118,119
     290    Amerada Hess Corp. .......................................  7.875    10/01/29        314,680
     505    Conoco Inc. ..............................................  6.95     04/15/29        545,776
                                                                                            ------------
                                                                                                 978,575
                                                                                            ------------
            Investment Banks/Brokers (0.4%)
     235    Goldman Sachs Group Inc. .................................  6.875    01/15/11        261,939
     345    Goldman Sachs Group Inc. .................................  6.60     01/15/12        376,055
     225    Goldman Sachs Group Inc. .................................  6.125    02/15/33        214,388
                                                                                            ------------
                                                                                                 852,382
                                                                                            ------------
            Life/Health Insurance (0.4%)
     185    American General Corp. ...................................  7.50     07/15/25        208,826
     145    Hartford Life, Inc. ......................................  7.65     06/15/27        161,834
      90    Hartford Life, Inc. ......................................  7.375    03/01/31         97,467
     295    John Hancock Financial Services, Inc. ....................  7.375    02/15/24        315,656
                                                                                            ------------
                                                                                                 783,783
                                                                                            ------------
            Major Banks (0.5%)
     230    Bank One Corp. ...........................................  6.00     02/17/09        248,559
     160    Citicorp..................................................  6.75     08/15/05        174,416
     290    FleetBoston Financial Corp. ..............................  7.25     09/15/05        320,423
     350    UFJ Finance Aruba AEC (Aruba).............................  6.75     07/15/13        338,791
                                                                                            ------------
                                                                                               1,082,189
                                                                                            ------------
            Major Telecommunications (0.9%)
     240    AT&T Corp. ...............................................  8.50     11/15/31        253,842
     130    British Telecom PLC (United Kingdom)......................  8.875    12/15/30        159,687
     330    Deutsche Telekom International Finance Corp.
              (Netherlands)...........................................  8.75     06/15/30        386,381
     475    GTE Corp. ................................................  6.94     04/15/28        482,267
     270    Verizon Global Funding Corp. .............................  7.75     12/01/30        301,247
     300    Verizon New England Inc. .................................  6.50     09/15/11        325,977
                                                                                            ------------
                                                                                               1,909,401
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Managed Health Care (0.4%)
 $   505    Aetna, Inc. ..............................................  7.875%   03/01/11   $    582,820
     105    Cigna Corp. ..............................................  6.375    10/15/11        110,159
     195    Wellpoint Health Network, Inc. ...........................  6.375    06/15/06        214,639
                                                                                            ------------
                                                                                                 907,618
                                                                                            ------------
            Media Conglomerates (0.5%)
     175    AOL Time Warner Inc. .....................................  7.70     05/01/32        183,556
     210    News America Holdings, Inc. ..............................  8.875    04/26/23        253,702
      90    News America Holdings, Inc. ..............................  7.75     02/01/24         97,475
     470    News America Holdings, Inc. ..............................  7.28     06/30/28        485,930
     135    Time Warner, Inc. ........................................  6.625    05/15/29        125,199
                                                                                            ------------
                                                                                               1,145,862
                                                                                            ------------
            Motor Vehicles (0.6%)
     140    DaimlerChrysler North American Holdings Co. ..............  7.20     09/01/09        152,464
     220    DaimlerChrysler North American Holdings Co. ..............  8.50     01/18/31        240,238
      90    Ford Motor Co. ...........................................  6.625    10/01/28         70,890
     945    Ford Motor Co. ...........................................  7.45     07/16/31        807,022
                                                                                            ------------
                                                                                               1,270,614
                                                                                            ------------
            Multi-Line Insurance (0.8%)
     285    AIG SunAmerica Global Finance VI - 144A**.................  6.30     05/10/11        308,626
     670    Farmers Exchange Capital - 144A**.........................  7.05     07/15/28        571,142
     120    Hartford Financial Services Group, Inc. ..................  2.375    06/01/06        118,044
     265    Hartford Financial Services Group, Inc. ..................  7.90     06/15/10        310,282
     300    Nationwide Mutual Insurance Co. ..........................  7.50     02/15/24        296,208
     100    Nationwide Mutual Insurance Co. - 144A**..................  8.25     12/01/31        111,679
                                                                                            ------------
                                                                                               1,715,981
                                                                                            ------------
            Oil & Gas Production (0.9%)
      30    Devon Financing Corp. ....................................  6.875    09/30/11         33,096
      85    Devon Financing Corp. ....................................  7.875    09/30/31         97,088
      55    Kerr-McGee Corp. .........................................  5.875    09/15/06         58,856
     115    Kerr-McGee Corp. .........................................  6.875    09/15/11        125,148
     290    Pemex Project Funding Master Trust........................  9.125    10/13/10        334,950
     390    Pemex Project Funding Master Trust........................  8.00     11/15/11        423,150
     610    Pemex Project Funding Master Trust........................  8.625    02/01/22        637,450
      40    Petro-Canada (Canada).....................................  4.00     07/15/13         36,083
     195    Petro-Canada (Canada).....................................  5.35     07/15/33        167,620
                                                                                            ------------
                                                                                               1,913,441
                                                                                            ------------
            Oil Refining/Marketing (0.1%)
     210    Marathon Oil Corp. .......................................  6.80     03/15/32        211,835
                                                                                            ------------

                       See Notes to Financial Statements
 14

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Other Consumer Services (0.3%)
 $   250    Cendant Corp. ............................................  7.375%   01/15/13   $    277,775
     225    Cendant Corp. ............................................  7.125    03/15/15        243,812
                                                                                            ------------
                                                                                                 521,587
                                                                                            ------------
            Other Metals/Minerals (0.3%)
     180    BHP Finance USA Ltd. (Australia)..........................  4.80     04/15/13        174,448
     105    Inco Ltd. (Canada)........................................  7.75     05/15/12        116,777
     320    Inco Ltd. (Canada)........................................  7.20     09/15/32        317,652
                                                                                            ------------
                                                                                                 608,877
                                                                                            ------------
            Property - Casualty Insurers (0.1%)
     135    Florida Windstorm Underwrting Assoc. - 144A**.............  7.125    02/25/19        148,275
                                                                                            ------------

            Pulp & Paper (0.4%)
     200    International Paper Co. ..................................  5.85     10/30/12        204,851
     190    International Paper Co. - 144A**..........................  5.30     04/01/15        180,470
     135    MeadWestVaco Corp. .......................................  6.85     04/01/12        147,243
     190    Sappi Papier Holding AG - 144A** (Austria)................  6.75     06/15/12        201,973
                                                                                            ------------
                                                                                                 734,537
                                                                                            ------------
            Railroads (0.1%)
     110    Union Pacific Corp. ......................................  6.79     11/09/07        121,581
     105    Union Pacific Corp. ......................................  3.625    06/01/10         97,228
                                                                                            ------------
                                                                                                 218,809
                                                                                            ------------
            Real Estate Development (0.4%)
     200    World Financial Properties - 144A**.......................  6.91     09/01/13        219,041
     477    World Financial Properties - 144A**.......................  6.95     09/01/13        523,742
                                                                                            ------------
                                                                                                 742,783
                                                                                            ------------
            Real Estate Investment Trusts (0.6%)
     245    EOP Operating L.P. .......................................  6.763    06/15/07        269,746
     225    EOP Operating L.P. .......................................  7.25     06/15/28        230,749
      50    EOP Operating L.P. .......................................  7.50     04/19/29         52,769
     215    Simon Property Group L.P. ................................  6.375    11/15/07        233,121
     225    Simon Property Group L.P. ................................  6.35     08/28/12        235,215
     170    Vordano Reality Trust.....................................  5.625    06/15/07        176,876
                                                                                            ------------
                                                                                               1,198,476
                                                                                            ------------
            Savings Banks (0.1%)
     195    Washington Mutual Bank....................................  5.50     01/15/13        197,361
      70    Washington Mutual Inc. ...................................  8.25     04/01/10         83,962
                                                                                            ------------
                                                                                                 281,323
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Services to the Health Industry (0.2%)
 $    90    Anthem Insurance - 144A**.................................  9.125%   04/01/10   $    108,476
     215    Anthem Insurance - 144A**.................................  9.00     04/01/27        262,597
                                                                                            ------------
                                                                                                 371,073
                                                                                            ------------
            Tobacco (0.1%)
     215    Altria Group, Inc. .......................................  7.75     01/15/27        207,272
                                                                                            ------------
            Total Corporate Bonds (Cost $37,772,980).....................................     38,365,832
                                                                                            ------------
            Foreign Government Obligation (0.1%)
     120    United Mexican States Corp. (Mexico)
              (Cost $143,465).........................................  8.30     08/15/31        125,100
                                                                                            ------------
            U.S. Government & Agency Obligations (20.6%)
     740    Tennessee Valley Authority................................  0.00     10/15/04        724,173
            U.S. Treasury Bonds
   4,190    ..........................................................  0.00     08/15/20      1,579,089
   2,700    ..........................................................  7.625    02/15/25      3,444,188
   1,000    ..........................................................  8.125    08/15/19      1,311,797
   1,850    ..........................................................  8.125    08/15/21      2,442,361
   1,150    ..........................................................  8.75     08/15/20      1,596,704
            U. S. Treasury Notes
  12,000    ..........................................................  3.50     11/15/06     12,349,692
   6,100    ..........................................................  6.50     02/15/10      7,024,052
   6,245    ..........................................................  6.75     05/15/05      6,799,487
   4,845    ***.......................................................  7.50     02/15/05      5,280,483
   1,000    U.S. Treasury Strip.......................................  0.00     05/15/11        709,235
                                                                                            ------------
            Total U.S. Government & Agency Obligations (Cost $42,556,994)................     43,261,261
                                                                                            ------------
            Mortgage-Backed Securities (18.9%)
            Federal Home Loan Mortgage Corp.
  17,450    ..........................................................  6.50        +         17,957,097
     775    ..........................................................  7.50        +            823,922
     949    ..........................................................  7.50     10/01/29 -
                                                                                 08/01/32      1,009,016

                       See Notes to Financial Statements
 16

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Federal National Mortgage Assoc.
 $ 1,300    ..........................................................  6.50 %      +       $  1,337,778
   1,600    ..........................................................  7.00        +          1,677,000
   9,168    ..........................................................  7.00     07/01/11 -
                                                                                 07/01/32      9,614,635
   4,257    ..........................................................  7.50     08/01/23 -
                                                                                 07/01/32      4,512,068
   2,141    ..........................................................  8.00     05/01/24 -
                                                                                 08/01/31      2,300,824
            Government National Mortgage Assoc.
     317    ..........................................................  7.50     08/15/25 -
                                                                                 10/15/26        335,398
     130    ..........................................................  8.00     06/15/26 -
                                                                                 07/15/26        139,753
                                                                                            ------------
            Total Mortgage-Backed Securities (Cost $39,809,086)..........................     39,707,491
                                                                                            ------------
            Asset-Backed Securities (1.4%)
            Finance/Rental/Leasing (1.3%)
      54    BMW Vehicle Owner Trust 2002-A............................  2.83     12/25/04         54,533
     145    Capital Auto Receivables Asset Trust 2002-2...............  2.89     04/15/04        144,915
     315    Chase Credit Card Master Trust............................  5.50     11/17/08        338,688
       1    Chase Manhattan Auto Owner Trust 2002-A...................  2.63     10/15/04          1,125
     263    Chase Manhattan Auto Owner Trust 2002-B...................  2.70     01/18/05        263,411
     300    Citibank Credit Issuance Trust............................  6.90     10/15/07        328,700
     142    Daimler Chrysler Auto Trust 2000-E........................  6.11     11/08/04        142,215
     311    Daimler Chrysler Auto Trust 2002-A........................  2.90     12/06/04        311,769
     190    Ford Credit Auto Owner Trust 2001-B.......................  5.12     10/15/04        190,708
      83    Ford Credit Auto Owner Trust 2002-B.......................  2.97     06/15/04         82,737
     318    Harley-Davidson Motorcycle Trust 2002-1...................  3.02     09/15/06        319,831
     215    Honda Auto Receivables Owner Trust 2002-2.................  2.91     09/15/04        214,972
     140    MBNA Master Credit Card Trust.............................  5.90     08/15/11        152,145
      18    National City Auto Receivables Trust 2002-A...............  3.00     01/15/05         18,453
     200    Nissan Auto Receivables Owner Trust.......................  4.80     02/15/07        207,419
     130    Nissan Auto Receivables Owner Trust 2002-B................  3.07     08/16/04        130,437
                                                                                            ------------
            Total Asset-Backed Securities (Cost $2,843,081)...........                         2,902,058
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term Investments (16.6%)
            U.S. Government Obligations (a) (0.1%)
            U.S. Treasury Bills
 $   100    ***.......................................................  1.15 %   09/25/03   $     99,824
     100    ***.......................................................  0.934    01/15/04         99,567
                                                                                            ------------
            Total U.S. Government Obligations (Cost $199,391)............................        199,391
                                                                                            ------------
            Repurchase Agreements (16.5%)
  34,193    Joint repurchase agreement account (dated 07/31/03;
              proceeds $34,194,054) (b) (Cost $34,193,000)............  1.11     08/01/03     34,193,000
     547    The Bank of New York (dated 07/31/03; proceeds $546,877)
              (c) (Cost $546,864).....................................  0.875    08/01/03        546,864
                                                                                            ------------
            Total Repurchase Agreements (Cost $34,739,864)...............................     34,739,864
                                                                                            ------------
            Total Short-Term Investments (Cost $34,939,255)..............................     34,939,255
                                                                                            ------------

            Total Investments (Cost $218,508,432) (d)(e).......................   109.6%     230,253,382

            Liabilities in Excess of Other Assets..............................    (9.6)     (20,213,200)
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $210,040,182
                                                                                  =====     ============

---------------------

    ADR  American Depository Receipt.
    FSA  Financial Security Assurance.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  All or a portion of these securities have been physically segregated in connection with open futures contracts.
     +   Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Collateralized by U.S. Treasury Note 2.00% due 11/30/04
         value at $557,802.
    (d)  Securities have been designated as collateral in a amount equal to $36,931,735 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (e)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $13,898,693 and the aggregate gross unrealized depreciation is $2,153,743, resulting in net unrealized appreciation of $11,744,950.

                       See Notes to Financial Statements
 18

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED) continued

Futures Contracts Open at July 31, 2003:

NUMBER OF                   DESCRIPTION/DELIVERY          UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR             AMOUNT AT VALUE         APPRECIATION
---------   ----------   ---------------------------  ------------------------   --------------
   100         Short     U.S Treasury Notes 5 year,         $(11,132,813)           $ 67,966
                               September/2003
    19         Short     U.S Treasury Notes 10 year,          (2,101,875)             30,583
                               September/2003
   100         Short     U.S Treasury Bonds                   (1,901,250)             81,145
                               September/2003
                                                                                    --------
                         Total Unrealized Appreciation........................      $179,694
                                                                                    ========

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2003 (unaudited)

Assets:
Investments in securities, at value
 (including repurchase agreements of
 $34,739,864)
 (cost $218,508,432).......................  $230,253,382
Cash.......................................       325,691
Receivable for:
    Investments sold.......................     1,015,943
    Interest...............................     1,594,167
    Shares of beneficial interest sold.....       688,763
    Variation margin.......................       131,749
    Dividends..............................       116,822
Prepaid expenses...........................        55,575
                                             ------------
    Total Assets...........................   234,182,092
                                             ------------
Liabilities:
Payable for:
    Investments purchased..................    23,555,385
    Shares of beneficial interest
     redeemed..............................       247,877
    Distribution fee.......................       173,419
    Investment management fee..............       107,376
Accrued expenses and other payables........        57,853
                                             ------------
    Total Liabilities......................    24,141,910
                                             ------------
    Net Assets.............................  $210,040,182
                                             ============
Composition of Net Assets:
Paid-in-capital............................  $210,971,635
Net unrealized appreciation................    11,924,644
Dividends in excess of net investment
 income....................................      (953,400)
Accumulated net realized loss..............   (11,902,697)
                                             ------------
    Net Assets.............................  $210,040,182
                                             ============
Class A Shares:
Net Assets.................................    $6,217,220
Shares Outstanding (unlimited authorized,
 $.01 par value)...........................       521,642
    Net Asset Value Per Share..............        $11.92
                                             ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)..........................        $12.58
                                             ============
Class B Shares:
Net Assets.................................  $160,115,258
Shares Outstanding (unlimited authorized,
 $.01 par value)...........................    13,488,929
    Net Asset Value Per Share..............        $11.87
                                             ============
Class C Shares:
Net Assets.................................   $41,699,311
Shares Outstanding (unlimited authorized,
 $.01 par value)...........................     3,507,848
    Net Asset Value Per Share..............        $11.89
                                             ============
Class D Shares:
Net Assets.................................    $2,008,393
Shares Outstanding (unlimited authorized,
 $.01 par value)...........................       168,926
    Net Asset Value Per Share..............        $11.89
                                             ============

Statement of Operations
For the six months ended July 31, 2003 (unaudited)

Net Investment Income:
Income
Interest.....................................  $2,326,721
Dividends (net of $5,552 foreign withholding
 tax)........................................     754,426
                                               ----------
    Total Income.............................   3,081,147
                                               ----------
Expenses
Distribution fee (Class A shares)............       5,499
Distribution fee (Class B shares)............     740,228
Distribution fee (Class C shares)............     180,487
Investment management fee....................     570,190
Transfer agent fees and expenses.............     115,826
Registration fees............................      52,717
Shareholder reports and notices..............      33,483
Custodian fees...............................      28,077
Professional fees............................      25,248
Trustees' fees and expenses..................       6,092
Other........................................       9,946
                                               ----------
    Total Expenses...........................   1,767,793
                                               ----------
    Net Investment Income....................   1,313,354
                                               ----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
 Investments.................................   2,727,786
 Futures contracts...........................    (474,333)
                                               ----------
    Net Realized Gain........................   2,253,453
                                               ----------
Net Change in Unrealized
 Appreciation/Depreciation on:
 Investments.................................   5,394,861
 Futures contracts...........................     335,058
                                               ----------
    Net Appreciation.........................   5,729,919
                                               ----------
    Net Gain.................................   7,983,372
                                               ----------
Net Increase.................................  $9,296,726
                                               ==========

                       See Notes to Financial Statements
 20

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2003   JANUARY 31, 2003
                                                              -------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  1,313,354      $  3,190,919
Net realized gain (loss)....................................     2,253,453        (9,867,933)
Net change in unrealized appreciation.......................     5,729,919        (1,351,196)
                                                              ------------      ------------
    Net Increase (Decrease).................................     9,296,726        (8,028,210)
                                                              ------------      ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................       (65,379)         (105,607)
Class B shares..............................................    (1,523,458)       (3,035,062)
Class C shares..............................................      (373,565)         (841,038)
Class D shares..............................................       (21,600)          (26,804)
                                                              ------------      ------------
    Total Dividends.........................................    (1,984,002)       (4,008,511)
                                                              ------------      ------------

Net increase from transactions in shares of beneficial
  interest..................................................    30,541,444        46,232,396
                                                              ------------      ------------
    Net Increase............................................    37,854,168        34,195,675
Net Assets:
Beginning of period.........................................   172,186,014       137,990,339
                                                              ------------      ------------
End of Period
(Including dividends in excess of net investment income of
$953,400 and $282,752, respectively)........................  $210,040,182      $172,186,014
                                                              ============      ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund seeks to achieve its objective by investing in investment grade fixed income securities and, to a lesser extent, common stock of companies which have a record of paying dividends and have the potential for increasing dividends and securities convertible into common stock. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of the daily net assets in excess of $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,232,931 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

six months ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $240,870 and $2,971, respectively and received $89,657 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2003, aggregated $216,276,705 and $195,297,400, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $40,089,102 and $30,054,627, respectively and purchases of $2,389,698 with other Morgan Stanley Funds.

For the six months ended July 31, 2003, the Fund incurred brokerage commissions of $2,394 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2003, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $114,318.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,500.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JULY 31, 2003                 JANUARY 31, 2003
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     313,796   $  3,749,712          327,689   $  3,912,674
Reinvestment of dividends.........................       3,992         47,345            5,573         65,645
Redeemed..........................................     (69,099)      (811,924)        (239,692)    (2,786,959)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     248,689      2,985,133           93,570      1,191,360
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   3,855,670     45,088,725        8,290,094     97,695,125
Reinvestment of dividends.........................      89,792      1,053,262          179,210      2,103,131
Redeemed..........................................  (2,310,352)   (27,014,621)      (4,897,510)   (57,560,883)
                                                    ----------   ------------       ----------   ------------
Net increase - Class B............................   1,635,110     19,127,366        3,571,794     42,237,373
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     892,887     10,585,690          904,376     10,678,414
Reinvestment of dividends.........................      24,826        291,705           58,065        684,235
Redeemed..........................................    (250,845)    (2,935,149)        (824,928)    (9,587,655)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................     666,868      7,942,246          137,513      1,774,994
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................     115,228      1,364,786          134,333      1,560,341
Reinvestment of dividends.........................       1,292         15,268            1,695         19,695
Redeemed..........................................     (76,888)      (893,355)         (46,958)      (551,367)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................      39,632        486,699           89,070      1,028,669
                                                    ----------   ------------       ----------   ------------
Net increase in Fund..............................   2,590,299   $ 30,541,444        3,891,947   $ 46,232,396
                                                    ==========   ============       ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED) continued

As of January 31, 2003, the Fund had a net capital loss carryforward of $13,332,190 of which $5,240 will expire on January 31, 2009 and $13,326,950 will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As of January 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and amortization of premiums on debt securities.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in interest rate and stock index futures contracts ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At July 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                 FOR THE SIX                                 FOR THE YEAR ENDED JANUARY 31,
                                MONTHS ENDED           --------------------------------------------------------------------------
                                JULY 31, 2003            2003             2002             2001             2000           1999
                                -------------          --------         --------         --------         --------       --------
                                 (unaudited)
Class A Shares:
Selected Per Share Data:

Net asset value, beginning of
 period.......................     $11.45               $12.35           $12.42           $11.80           $12.75         $12.41
                                   ------               ------           ------           ------           ------         ------

Income (loss) from investment
 operations:
    Net investment income++...       0.12                 0.33             0.43             0.47             0.47           0.46
    Net realized and
    unrealized gain (loss)....       0.51                (0.84)           (0.06)            0.94            (0.69)          0.87
                                   ------               ------           ------           ------           ------         ------

Total income (loss) from
 investment operations........       0.63                (0.51)            0.37             1.41            (0.22)          1.33
                                   ------               ------           ------           ------           ------         ------

Less dividends and
 distributions from:
    Net investment income.....      (0.16)               (0.39)           (0.44)           (0.47)           (0.47)         (0.47)
    Net realized gain.........     --                    --               --               (0.32)           (0.26)         (0.52)
                                   ------               ------           ------           ------           ------         ------

Total dividends and
 distributions................      (0.16)               (0.39)           (0.44)           (0.79)           (0.73)         (0.99)
                                   ------               ------           ------           ------           ------         ------

Net asset value, end of
 period.......................     $11.92               $11.45           $12.35           $12.42           $11.80         $12.75
                                   ======               ======           ======           ======           ======         ======

Total Return+.................       5.56%(1)            (4.19)%           3.13%           12.66%           (1.84)%        11.11%

Ratios to Average Net
Assets(3):

Expenses......................       1.14%(2)             1.08%            1.16%            1.20%            1.20%          1.23%

Net investment income.........       2.10%(2)             2.79%            3.44%            3.97%            3.82%          3.73%

Supplemental Data:

Net assets, end of period, in
 thousands....................     $6,217               $3,125           $2,216           $2,043           $2,187         $5,448

Portfolio turnover rate.......        105%(1)              173%              99%              21%              35%            32%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 28

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                             FOR THE YEAR ENDED JANUARY 31,
                          MONTHS ENDED           ------------------------------------------------------------------
                          JULY 31, 2003            2003           2002           2001          2000          1999
                          -------------          ---------      ---------      --------      --------      --------
                           (unaudited)
Class B Shares:
Selected Per Share Data:

Net asset value,
 beginning of period....      $11.40               $12.31         $12.39        $11.77        $12.74        $12.41
                              ------               ------         ------        ------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income++............        0.08                 0.24           0.34          0.37          0.38          0.38
    Net realized and
    unrealized gain
    (loss)..............        0.51                (0.85)         (0.07)         0.95         (0.71)         0.85
                              ------               ------         ------        ------        ------        ------

Total income (loss) from
 investment operations..        0.59                (0.61)          0.27          1.32         (0.33)         1.23
                              ------               ------         ------        ------        ------        ------

Less dividends and
 distributions from:
    Net investment
    income..............       (0.12)               (0.30)         (0.35)        (0.38)        (0.38)        (0.38)
    Net realized gain...      --                    --             --            (0.32)        (0.26)        (0.52)
                              ------               ------         ------        ------        ------        ------

Total dividends and
 distributions..........       (0.12)               (0.30)         (0.35)        (0.70)        (0.64)        (0.90)
                              ------               ------         ------        ------        ------        ------

Net asset value, end of
 period.................      $11.87               $11.40         $12.31        $12.39        $11.77        $12.74
                              ======               ======         ======        ======        ======        ======

Total Return+...........        5.19%(1)            (4.98)%         2.32%        11.82%        (2.69)%       10.32%

Ratios to Average Net
Assets(3):

Expenses................        1.89%(2)             1.84%          1.91%         2.00%         1.95%         1.99%

Net investment income...        1.35%(2)             2.03%          2.68%         3.17%         3.07%         2.97%

Supplemental Data:

Net assets, end of
 period, in thousands...    $160,115             $135,146       $101,957       $45,803       $56,827       $56,919

Portfolio turnover
 rate...................         105%(1)              173%            99%           21%           35%           32%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                            FOR THE YEAR ENDED JANUARY 31,
                          MONTHS ENDED           ----------------------------------------------------------------
                          JULY 31, 2003            2003          2002          2001          2000          1999
                          -------------          --------      --------      --------      --------      --------
                           (unaudited)
Class C Shares:
Selected Per Share Data:

Net asset value,
 beginning of period....      $11.42              $12.33        $12.41        $11.78        $12.74        $12.41
                              ------              ------        ------        ------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income++............        0.08                0.24          0.33          0.38          0.38          0.38
    Net realized and
    unrealized gain
    (loss)..............        0.51               (0.85)        (0.05)         0.95         (0.70)         0.85
                              ------              ------        ------        ------        ------        ------

Total income (loss) from
 investment
 operations.............        0.59               (0.61)         0.28          1.33         (0.32)         1.23
                              ------              ------        ------        ------        ------        ------

Less dividends and
 distributions from:
    Net investment
    income..............       (0.12)              (0.30)        (0.36)        (0.38)        (0.38)        (0.38)
    Net realized gain...      --                   --            --            (0.32)        (0.26)        (0.52)
                              ------              ------        ------        ------        ------        ------

Total dividends and
 distributions..........       (0.12)              (0.30)        (0.36)        (0.70)        (0.64)        (0.90)
                              ------              ------        ------        ------        ------        ------

Net asset value, end of
 period.................      $11.89              $11.42        $12.33        $12.41        $11.78        $12.74
                              ======              ======        ======        ======        ======        ======

Total Return+...........        5.18%(1)           (5.00)%        2.32%        11.89%        (2.62)%       10.32%

Ratios to Average Net
Assets(3):

Expenses................        1.89%(2)            1.84%         1.91%         1.94%         1.95%         1.94%

Net investment income...        1.35%(2)            2.03%         2.68%         3.23%         3.07%         3.02%

Supplemental Data:

Net assets, end of
 period, in thousands...     $41,699             $32,439       $33,321       $24,205       $29,535       $35,291

Portfolio turnover
 rate...................         105%(1)             173%           99%           21%           35%           32%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 30

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                           FOR THE SIX                            FOR THE YEAR ENDED JANUARY 31,
                          MONTHS ENDED           ----------------------------------------------------------------
                          JULY 31, 2003            2003          2002          2001          2000          1999
                          -------------          --------      --------      --------      --------      --------
                           (unaudited)
Class D Shares:
Selected Per Share Data:

Net asset value,
 beginning of period....     $11.42               $12.33        $12.40       $ 11.79        $12.75        $12.42
                             ------               ------        ------       -------        ------        ------

Income (loss) from
 investment operations:
    Net investment
    income++............       0.14                 0.34          0.45          0.50          0.50          0.48
    Net realized and
    unrealized gain
    (loss)..............       0.51                (0.83)        (0.05)         0.93         (0.70)         0.87
                             ------               ------        ------       -------        ------        ------

Total income (loss) from
 investment
 operations.............       0.65                (0.49)         0.40          1.43         (0.20)         1.35
                             ------               ------        ------       -------        ------        ------

Less dividends and
 distributions from:
    Net investment
    income..............      (0.18)               (0.42)        (0.47)        (0.50)        (0.50)        (0.50)
    Net realized gain...     --                    --            --            (0.32)        (0.26)        (0.52)
                             ------               ------        ------       -------        ------        ------

Total dividends and
 distributions..........      (0.18)               (0.42)        (0.47)        (0.82)        (0.76)        (1.02)
                             ------               ------        ------       -------        ------        ------

Net asset value, end of
 period.................     $11.89               $11.42        $12.33       $ 12.40        $11.79        $12.75
                             ======               ======        ======       =======        ======        ======

Total Return+...........       5.68%(1)            (4.04)%        3.37%        12.88%        (1.63)%       11.27%

Ratios to Average Net
Assets(3):

Expenses................       0.89%(2)             0.84%         0.91%         1.00%         0.95%         0.99%

Net investment income...       2.35%(2)             3.03%         3.68%         4.17%         4.07%         3.97%

Supplemental Data:

Net assets, end of
 period, in thousands...     $2,008               $1,476          $496          $107        $1,546        $1,679

Portfolio turnover
 rate...................        105%(1)              173%           99%           21%           35%           32%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

Morgan Stanley
Balanced Income Fund

Semiannual Report
July 31, 2003

[MORGAN STANLEY LOGO]

38400RPT-12078AP-H03-8/03

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)     Not applicable.

(f)

        (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)    Not applicable.

        (3)    Not applicable.



Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

Ronald E. Robison
Principal Executive Officer
September 22, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
September 22, 2003

Francis Smith
Principal Financial Officer
September 22, 2003

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003



I. This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

        - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

        - full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

        - compliance with applicable laws and governmental rules and regulations;

        - prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

        -       accountability for adherence to the Code.

                Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

        OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

        Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act) of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

        Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

        Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

        Each Covered Officer must not:

        - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

        - cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

        - use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

        Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

        Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

        - service or significant business relationships as a director on the board of any public or private company;

        - accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

        - any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

        - a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.    DISCLOSURE AND COMPLIANCE

        - Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

        - each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

        - each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

        - it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.     REPORTING AND ACCOUNTABILITY

        Each Covered Officer must:

        - upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

        - annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

        - not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

        - notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

        The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

        The Funds will follow these procedures in investigating and enforcing this Code:

        - the General Counsel will take all appropriate action to investigate any potential violations reported to him;




--------------------------
(1) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

        - if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

        - any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

        - if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company Act (the "Independent Directors/Trustees/Managing General Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

        - the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

        - any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.      OTHER POLICIES AND PROCEDURES

        This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.     AMENDMENTS

        Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.    CONFIDENTIALITY

        All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

VIII.   INTERNAL USE

        The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion



I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.


---------------------------

Date:
     ----------------------

                                    EXHIBIT A
                                    FUND LIST

                                 MORGAN STANLEY
                         RETAIL AND INSTITUTIONAL FUNDS
                                       AT
                                  JULY 31, 2003


RETAIL FUNDS

OPEN-END RETAIL FUNDS

    TAXABLE MONEY MARKET FUNDS

1.  Active Assets Government Securities Trust ("AA Government")
2. Active Assets Institutional Government Securities Trust ("AA Institutional Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")


Tax-Exempt Money Market Funds

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9. Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

    EQUITY FUNDS

12. Morgan Stanley 21st Century Trend Fund ("21st Century Trend")*
13. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")*
14. Morgan Stanley Allocator Fund ("Allocator Fund")*
15. Morgan Stanley All Star Growth Fund ("All Star Growth")*
16. Morgan Stanley American Opportunities Fund ("American Opportunities")*
17. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")*
18. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")*
19. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")*
20. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")*
21. Morgan Stanley Equity Fund ("Equity Fund")*
22. Morgan Stanley European Growth Fund Inc. ("European Growth")*
23. Morgan Stanley Financial Services Trust ("Financial Services")*

24. Morgan Stanley Fund of Funds ("Fund of Funds")*
        -   Domestic Portfolio
        -   International Portfolio
25. Morgan Stanley Fundamental Value Fund ("Fundamental Value")*
26. Morgan Stanley Global Advantage Fund ("Global Advantage")*
27. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")*
28. Morgan Stanley Global Utilities Fund ("Global Utilities")*
29. Morgan Stanley Growth Fund ("Growth Fund")*
30. Morgan Stanley Health Sciences Trust ("Health Sciences")*
31. Morgan Stanley Income Builder Fund ("Income Builder")*
32. Morgan Stanley Information Fund ("Information Fund")*
33. Morgan Stanley International Fund ("International Fund")*
34. Morgan Stanley International SmallCap Fund ("International SmallCap")*
35. Morgan Stanley International Value Equity Fund ("International Value")*
36. Morgan Stanley Japan Fund ("Japan Fund")*
37. Morgan Stanley KLD Social Index Fund ("KLD Social Index")*
38. Morgan Stanley Latin American Growth Fund ("Latin American")*
39. Morgan Stanley Market Leader Trust ("Market Leader")*
40. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")*
41. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")*
42. Morgan Stanley Natural Resource Development Securities Inc. ("Natural Resource")*
43. Morgan Stanley New Discoveries Fund ("New Discoveries")*
44. Morgan Stanley Next Generation Trust ("Next Generation")*
45. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")*
46. Morgan Stanley Real Estate Fund ("Real Estate")*
47. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")*
48. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")*
49. Morgan Stanley Special Growth Fund ("Small Cap Growth")*
50. Morgan Stanley Special Value Fund ("Special Value")*
51. Morgan Stanley Tax-Managed Growth Fund ("Tax-Managed Growth")*
52. Morgan Stanley Technology Fund ("Technology Fund")*
53. Morgan Stanley Total Market Index Fund ("Total Market Index")*
54. Morgan Stanley Total Return Trust ("Total Return")*
55. Morgan Stanley Utilities Fund ("Utilities Fund")*
56. Morgan Stanley Value-Added Market Series ("Value-Added")*
57. Morgan Stanley Value Fund ("Value Fund")*

    BALANCED FUNDS

58. Morgan Stanley Balanced Growth Fund ("Balanced Growth")*
59. Morgan Stanley Balanced Income Fund ("Balanced Income")*

    ASSET ALLOCATION FUND

60. Morgan Stanley Strategist Fund ("Strategist Fund")*

TAXABLE FIXED-INCOME FUNDS

61. Morgan Stanley Convertible Securities Trust ("Convertible Securities")*
62. Morgan Stanley Diversified Income Trust ("Diversified Income")*
63. Morgan Stanley Federal Securities Trust ("Federal Securities")*
64. Morgan Stanley High Yield Securities Inc ("High Yield Securities")*
65. Morgan Stanley Intermediate Income Securities ("Intermediate Income")*
66. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
67. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration Treasury")
68. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")*
69. Morgan Stanley U.S. Government Securities Trust ("Government Securities")*

    TAX-EXEMPT FIXED-INCOME FUNDS

70. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")*
71. Morgan Stanley Hawaii Municipal Trust ("Hawaii Municipal")
72. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
73. Morgan Stanley Multi-State Municipal Series Trust ("Multi-State Series")
        -   Arizona Series
        -   Florida Series
        -   New Jersey Series
        -   Pennsylvania Series
74. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")*
75. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")*

    SPECIAL PURPOSE FUNDS

76. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

        -   American Opportunities Portfolio
        -   Balanced Growth Portfolio
        -   Capital Opportunities Portfolio
        -   Developing Growth Portfolio
        -   Dividend Growth Portfolio
        -   Flexible Income Portfolio
        -   Global Equity Portfolio
        -   Growth Portfolio
        -   Money Market Portfolio
        -   Utilities Portfolio
        -   Value-Added Portfolio

77. Morgan Stanley Variable Investment Series ("Variable Investment")
        -   Aggressive Equity Portfolio
        -   Dividend Growth Portfolio

        -   Equity Portfolio
        -   European Growth Portfolio
        -   Global Advantage Portfolio
        -   Global Dividend Growth Portfolio
        -   High Yield Portfolio
        -   Income Builder Portfolio
        -   Information Portfolio
        -   Limited Duration Portfolio
        -   Money Market Portfolio
        -   Pacific Growth Protfolio
        -   Quality Income Plus Portfolio
        -   S&P 500 Index Portfolio
        -   Strategist Portfolio
        -   Utilities Portfolio

CLOSED-END RETAIL FUNDS

    TAXABLE FIXED-INCOME CLOSED-END FUNDS

78. Morgan Stanley Government Income Trust ("Government Income")
79. Morgan Stanley Income Securities Inc. ("Income Securities")
80. Morgan Stanley Prime Income Trust ("Prime Income")

    TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

81. Morgan Stanley California Insured Municipal Income Trust ("California Insured Municipal")
82. Morgan Stanley California Quality Municipal Securities ("California Quality Municipal")
83. Morgan Stanley Insured California Municipal Securities ("Insured California Securities")
84. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
85. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
86. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
87. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
88. Morgan Stanley Municipal Income Opportunities Trust ("Municipal Opportunities")
89. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal Opportunities II")
90. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal Opportunities III")
91. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
92. Morgan Stanley New York Quality Municipal Securities ("New York Quality Municipal")
93. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
94. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal Investment")

95. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

*- Denotes Retail Multi-Class Fund

        TERM TRUST

1.  TCW/DW Term Trust 2003 ("Term Trust 2003")

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.      Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

        Active Portfolios:

                -       Active International Allocation Portfolio
                -       Asian Equity Portfolio
                -       Asian Real Estate Portfolio
                -       Emerging Markets Portfolio
                -       Emerging Markets Debt Portfolio
                -       Equity Growth Portfolio
                -       European Value Equity Portfolio
                -       European Real Estate Portfolio
                -       Focus Equity Portfolio
                -       Global Franchise Portfolio
                -       Global Value Equity Portfolio
                -       International Equity Portfolio
                -       International Magnum Portfolio
                -       International Small Cap Portfolio
                -       Japanese Value Equity Portfolio
                -       Latin American Portfolio
                -       Money Market Portfolio
                -       Municipal Money Market Portfolio
                -       Small Company Growth Portfolio
                -       Technology Portfolio
                -       U.S. Real Estate Portfolio
                -       Value Equity Portfolio

        Inactive Portfolios:

                -       China Growth Portfolio
                -       Gold Portfolio
                -       Micro-Cap Portfolio
                -       Mortgage Backed Securities Portfolio
                -       U.S. Equity Portfolio
                -       Municipal Bond Portfolio

2.      Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

        Active Portfolios:

                -       Advisory Foreign Fixed Income Portfolio

                -       Advisory Foreign Fixed Income II Portfolio
                -       Advisory Mortgage Portfolio
                -       Balanced Portfolio
                -       Cash Reserves Portfolio
                -       U.S. Core Fixed Income Portfolio
                -       Equity Portfolio
                -       Core Plus Fixed Income Portfolio
                -       Investment Grade Fixed Income Portfolio
                -       High Yield Portfolio
                -       Intermediate Duration Portfolio
                -       International Fixed income Portfolio
                -       Limited Duration Portfolio
                -       Mid-Cap Growth Portfolio
                -       Multi-Asset Class Portfolio
                -       Municipal Portfolio
                -       Small-Cap Growth Portfolio
                -       Strategic Small Value Portfolio
                -       U.S. Small-Cap Growth Portfolio
                -       U.S. Mid-Cap Core Portfolio
                -       Value Portfolio

        Inactive Portfolios:
                -       Balanced Plus Portfolio
                -       Growth Portfolio
                -       New York Municipal Portfolio
                -       Targeted Duration Portfolio
                -       Value II Portfolio

3.      The Universal Institutional Funds, Inc. ("Universal Funds")

        Active Portfolios:
                -       Active International Allocation Portfolio
                -       Core Plus Fixed Income Portfolio
                -       Emerging Markets Debt Portfolio
                -       Emerging Markets Equity Portfolio
                -       Equity and Income Portfolio
                -       Equity Growth Portfolio
                -       Global Franchise Portfolio
                -       Global Value Equity Portfolio
                -       High Yield Portfolio
                -       International Magnum Portfolio
                -       Mid-Cap Growth Portfolio
                -       Money Market Portfolio
                -       Small Company Growth Portfolio

                -       Technology Portfolio
                -       U.S. Mid-Cap Core Portfolio
                -       U.S. Real Estate Portfolio
                -       Value Portfolio

    Inactive Portfolios:

                -       Asian Equity Portfolio
                -       Balanced Portfolio
                -       Capital Preservation Portfolio
                -       Core Equity Portfolio
                -       International Fixed Income Portfolio
                -       Investment Grade Fixed Income Portfolio
                -       Latin American Portfolio
                -       Multi-Asset Class Portfolio
                -       Targeted Duration Portfolio

4.      Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

CLOSED-END INSTITUTIONAL FUNDS

5.      Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.      Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.      Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
        Debt")
8.      Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.      Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.     Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.     The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12      The Malaysia Fund, Inc. ("Malaysia Fund")
13.     The Thai Fund, Inc. ("Thai Fund")
14.     The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END HEDGE FUND

15.     Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink





















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